Exhibit 99.1
SEMI-ANNUAL SERVICER’S CERTIFICATE
Pursuant to Section 4.01(c)(ii) of the Transition Property Servicing Agreement, dated as of November 6, 2009 (the “Servicing Agreement”), between ENTERGY TEXAS, INC., as servicer and ENTERGY TEXAS RESTORATION FUNDING, LLC, the Servicer does hereby certify, for the February 1, 2015 Payment Date (the “Current Payment Date”), as follows:
Capitalized terms used herein have their respective meanings as set forth in the Indenture. References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.

1.	Allocation of Remittances as of Current Payment Date allocable to principal and interest:

a)	Principal

Aggregate
Tranche A-1	$ 13,816,410.25
Tranche A-2	8,952,996.42
Tranche A-3	0
Total:	$ 22,769,406.68

b)	Interest

Aggregate
Tranche A-1	$ 146,453.95
Tranche A-2	2,642,600.00
Tranche A-3	4,787,340.00
Total:	$ 7,576,393.95

2.
Outstanding Amount of Bonds prior to, and after giving effect to the payment on the Current Payment Date and the difference, if any, between the Outstanding Amount specified in the Expected Amortization Schedule (after giving effect to payments to be made on such Payment Date under 1a) above) and the Principal Balance to be Outstanding (following payment on Current Payment Date):

a)	Principal Balance Outstanding (as of the date of this certification):

Aggregate
Tranche A-1	$ 13,816,410.25
Tranche A-2	144,800,000.00
Tranche A-3	218,600,000.00
Total:	$377,216,410.25

b)	Principal Balance to be Outstanding (following payment on Current Payment Date):

Aggregate
Tranche A-1	0
Tranche A-2	135,847,003.58
Tranche A-3	218,600,000.00
Total:	$354,447,003.58

c)	Difference between (b) above and Outstanding Amount specified in Expected Amortization Schedule:

Aggregate
Tranche A-1	$0.00
Tranche A-2	0.00
Tranche A-3	0.00
Total:	$0.00

3.	All other transfers to be made on the Current Payment Date, including amounts to be paid to the Indenture Trustee and to the Servicer:

a)	Operating Expenses

i.	Trustee Fees and Expenses: (subject to $1,000,000 cap on Indemnity Amounts per Section 8.02(e)(1))	Stradley Ronon Stevens & Young, LLP Wire Instructions: Citizens Bank of PA ABA Number: 036076150 For Credit to Stradley Ronon Stevens & Young Account Number: 620096-961-6 For invoice number: 10282451 Attention: Joseph Donahue	$0.00
ii.	Servicing Fee:	Entergy Texas, Inc. Wire Instructions: Capital One, NA New Orleans, LA ABA Number: 065000090 Account Name: ETI - General Fund Account Number: 671548078	145,000.00
iii.	Administration Fee:	Entergy Texas, Inc. Wire Instructions: Capital One, NA New Orleans, LA ABA Number: 065000090 Account Name: ETI - General Fund Account Number: 671548078	50,000.00
iv.	Independent Manager’s Fees:	Wilmington Trust SP Services, Inc. Wire Instructions: Wilmington Trust SP Services Inc. Bank Name: M&T Bank ABA Number: 031100092 Account Number: 2460-3504 For Invoice Number: DCM000000159607	0.00
v.	Other Operating Expenses:	1. Richards, Layton & Finger Wire Instructions: Wilmington Trust Company ABA Number: 031100092 Account Number: 2264-1174 Invoice Number: 9-19236	0.00

	2. Sidley Austin LLP Wire instructions: Bank Name: JPMorgan Chase Bank, N.A. Chicago, IL Account Name: Sidley Austin LLP ABA Number: 071000013 Account number: 5519624 SWIFT code: CHASUS33XXX For invoice number: 32057703	0.00
	3. Duggins, Wren, Mann & Romero Wire instructions: Frost National Bank 401 Congress Ave. 12th Floor Austin, Texas 78767 ABA Number: 114000093 Account Number: 591442015 For invoice no: 12467	0.00
	4. FitchRatings Wire instructions: Fitch Ratings Inc. JP Morgan Chase New York, NY ABA Number: 021-0000-21 Account Number: 530-5011-63 For invoice no: 7119018730	10,000.00
	5. Standard and Poor’s Ratings Services Wire instructions: Bank of America-San Francisco CA Standard & Poor’s Account Number: 12334-02500 ABA Number: 0260-0959-3 For invoice no: 10334719 1	20,000.00
	6. Deloitte & Touche LLP Wire instructions: Bank Name: CITIBSANK. Chase Manhattan New York, NY ABA Number: 031100209 Account Name: Deloitte & Touche LLP Account Number: 3874-0688 For invoice no: 8002048656	65,000.00
	7. Entergy Texas, Inc. Wire Instructions: Capital One, NA New Orleans, LA ABA Number: 065000090 Account Name: ETI - General Fund For Wilmington Trust SP Services Invoice No: DCM000000166259 which Entergy Texas paid on 9/13/2014	5,000.00
Total of 3 a. i.-iv.:		$295,000.00

b)	Other Payments

i.	Operating Expenses (payable pursuant to Section 8.02(e)(4)) (3.a.v. above):	$295,000.00
ii.	Funding of Capital Subaccount (to required amount):	0.00
iii.	Interest Earnings on Capital Subaccount to Entergy Texas Restoration Funding as of 1/16/2015**: Wire Instructions: Capital One, NA New Orleans, LA ABA Number: 065000090 Account Name: ETI - General Fund Account Number: 671548078	$139.02
iv.	Operating Expenses and Indemnity Amounts over $1,000,000 (payable pursuant to Section 8.02(e)(8)):	0.00
v.	Withdrawn from Excess Funds Subaccount (to occur on payment date)***:	1,087,550.14
vi.	Total:	$1,382,689.16

**Interest is posted monthly on the second business day of the following month.

***This amount assumes that estimated remittances of $2,033,156.46 covering the period of January 17, 2015 - January 31, 2015 will be deposited into the General Subaccount. The amount that is withdrawn from the Excess Funds Subaccount may be lesser/more if remittances to the General Subaccount are higher/lower than such estimated amount.

4.	Estimated amounts on deposit in the Capital Subaccount and Excess Funds Subaccount after giving effect to the foregoing payments:

a)	Capital Subaccount

Total as of 2/1/2015:	$2,729,600.00

b)	Excess Funds Subaccount

Total as of 2/1/2015:	$38,739.20

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Servicer’s Certificate this 25 day of January 2015.
ENTERGY TEXAS, INC.,
as Servicer

By:	/s/ Steven McNeal
Name: Steven McNeal
Title: VP & Treasurer